1933 Act File No. 2-66437
                                                   1940 Act File No. 811-2993

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----

     Pre-Effective Amendment No.         ......................

     Post-Effective Amendment No.   37   ......................    X
                                  -------                        -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.   30  ......................................... X
                   ------                                        -----

                 EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _____________, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on _____________, pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky

2101 L Street, N.W.
Washington, D.C. 20037

PROSPECTUS

Edward D. Jones & Co.
Daily Passport Cash Trust

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing in a portfolio of money market instruments maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



JUNE 22, 1999



CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem and Exchange Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors   20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Edward D. Jones & Co. Daily Passport Cash Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998.

     The percentages noted are: 8.75%, 7.60%, 5.42%, 3.04%, 2.32%, 3.37%, 5.11%,
4.60%, 4.80%, and 4.74%.]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Fund's total return from January 1, 1999 to March 31, 1999, was 1.02%.



Within the period shown in the Chart, the Fund's highest quarterly return was 2.27% (quarter ended June 30, 1989). Its lowest quarterly return was 0.56% (quarter ended June 30, 1993).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.


CALENDAR PERIOD   FUND
1 Year            4.74%
5 Years           4.52%
10 Years          4.96%




The Fund's Seven-Day Net Yield as of December 31, 1998, was 4.25%.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven- Day Net Yield .



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER FEES


Fees Paid Directly From Your Investment Maximum Sales Charge
(Load) Imposed on Purchases (as a percentage of offering

price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge
(Load) Imposed on

Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                             None

Redemption Fee (as a percentage of amount

redeemed, if applicable)                                                        None

Exchange Fee                                                                    None



ANNUAL FUND OPERATING EXPENSES 1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                0.42%
Distribution (12b-1) Fee                                                        None
Shareholder Services Fee                                                        0.25%
Other Expenses                                                                  0.27%
Total Annual Fund
Operating Expenses 1                                                            0.94%
1 The Total Annual Fund Operating Expenses represent the expenses the Fund expects to actually pay for the fiscal year ending February 29, 2000. For the fiscal year ended February 28, 1999, the Total Annual Fund Operating
Expenses were 0.87%.
2 The maximum management services fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and
0.400% of average daily net assets in excess of $2 billion.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the Table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year     $      96
3 Years    $     300
5 Years    $     520
10 Years   $   1,155




What are the Fund's Investment Strategies?



The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities. Portfolio securities and repurchase agreements will have a maturity of 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook,

* current short-term interest rates,

* the Federal Reserve Board's policies regarding short-term interest rates, and

* the potential effects of foreign economic activity on U.S. short term interest rates.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The full faith and credit of the United States support some GSEs. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.



Interest rate changes have a greater effect on the prices of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISK

Credit risk includes the possibility that a party to a repurchase agreement transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



What Do Shares Cost?



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in amounts of at least $1,000 except for those shareholders in the Edward D. Jones & Co. Full Service Account (FSA) or who have signed an Automatic Collection and Reinvestment Service Agreement in which there are no minimum requirements.



FULL SERVICE ACCOUNT



As a shareholder, you may subscribe to the FSA. This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As an FSA subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. FSA also permits daily, automatic redemption of Fund Shares to satisfy debit balances in the your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.



How is the Fund Sold?



The Fund's Principal Distributor, Edward D. Jones & Co., L.P., and its Distributor, Federated Securities Corp., market the Shares described in this prospectus to individual, joint, custodial, trust, fiduciary, corporate, partnership, association, or proprietorship accounts.

The Principal Distributor, the Distributor and their affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor acts as the Fund's distributor in those states in which the Principal Distributor is not registered.



How to Purchase Shares

You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK

To purchase Shares by check:



* sign the Automatic Collection and Reinvestment Service Agreement; 1

* complete and sign a checkwriting application; 1



* enclose a check for $1,000 or more made payable to Edward D. Jones & Co.;

and

* send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.



1 These forms are available from your Edward D. Jones & Co. investment professional. They are optional but recommended.



RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

BY TELEPHONE

You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

If you call before 3:00 p.m. (Eastern time) your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) you will receive that day's dividend and your redemption will be mailed to you the following business day.

BY MAIL

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

* Fund Name, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of certain Federated Funds. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING

You may request checks to redeem your Fund Shares in amounts of $500 or more. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D.

Jones & Co. investment professional.

VISA ACCOUNT

You may establish a VISA account that allows you to redeem Shares with a VISA card or VISA checks. A shareholder with a VISA account may not use the Fund checking account privileges (only one checkwriting option may be chosen). The VISA privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.

ADDITIONAL CONDITIONS

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive monthly statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after your check is received. In either case, you begin earning dividends on the third business day after the Fund receives your check.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month. Otherwise, you will be charged a $3.00 fee for that month. Checkwriting, VISA and FSA privileges will be deleted from accounts with a zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.

TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.


                           ADVISORY FEE AS
                           PERCENTAGE OF AVERAGE

AVERAGE DAILY NET ASSETS   DAILY NET ASSETS
First $500 million         0.500%
Second $500 million        0.475%
Third $500 million         0.450%
Fourth $500 million        0.425%
Over $2 billion            0.400%


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 20.


YEAR ENDED FEBRUARY 28 OR 29                   1999           1998           1997           1996           1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.05           0.05           0.04           0.05           0.04
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)         (0.05)         (0.04)         (0.05)         (0.04)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
TOTAL RETURN 1                                   4.63%          4.84%          4.59%          5.06%          3.78%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                         0.87%          0.89%          0.89%          0.96%          0.98%
Net investment income                            4.50%          4.72%          4.49%          4.92%          3.74%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $7,671,750     $5,805,434     $4,760,020     $3,951,155     $2,464,260

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



FEBRUARY 28, 1999

PRINCIPAL

AMOUNT                                              VALUE

                    GOVERNMENT AGENCIES-
                    57.6%

  $    31,000,000 1 Federal Farm Credit
                    System Floating Rate
                    Notes, 4.738%, 3/1/1999       $    30,996,328
       36,000,000   Federal Farm Credit
                    System, 5.500%, 4/1/1999           35,995,808
      590,000,000 1 Federal Home Loan Bank
                    System Floating Rate
                    Notes, 4.890% - 5.050%,

                    3/1/1999 - 3/3/1999               589,871,552
      363,500,000   Federal Home Loan Bank
                    System, 4.790% - 5.705%,

                    3/26/1999 - 3/8/2000              363,362,624
      669,200,000 2 Federal Home Loan
                    Mortgage Corp. Discount
                    Notes, 4.700% - 5.890%,

                    3/8/1999 - 8/10/1999              665,374,053
      381,000,000 1 Federal Home Loan
                    Mortgage Corp. Floating
                    Rate Notes, 4.728% -
                    5.202%, 3/18/1999 -

                    5/17/1999                         380,889,283

       94,500,000   Federal Home Loan Mortgage Corp., 5.544% - 5.605%, 3/12/1999
                    -

                    8/13/1999                          94,482,875

    1,555,885,000 2 Federal National
                    Mortgage Association
                    Discount Notes, 4.400% -
                    5.770%, 3/15/1999 -

                    1/24/2000                       1,536,309,891

      218,000,000 1 Federal National
                    Mortgage Association
                    Floating Rate Notes,
                    5.021% - 5.146%,

                    3/1/1999 - 3/17/1999              217,971,640
      199,500,000   Federal National
                    Mortgage Association,
                    4.780% - 5.650%,

                    3/5/1999 - 2/10/2000              199,416,375
      260,000,000 1 Student Loan Marketing
                    Association Floating
                    Rate Notes, 5.160% -
                    5.301%, 3/2/1999 -

                    3/3/1999                          259,895,857

       46,000,000   Student Loan Marketing Association, 4.930% - 5.580%,
                    3/11/1999 -

                    2/8/2000                           45,999,836

                     TOTAL GOVERNMENT

                    AGENCIES                        4,420,566,122
                    REPURCHASE AGREEMENTS-

                    41.8% 3
      294,180,000   ABN AMRO Chicago Corp.,

                    Inc., 4.860%, dated

                    2/26/1999, due 3/1/1999           294,180,000
      435,000,000   BT Securities Corp.,
                    4.860%, dated 2/26/1999,

                    due 3/1/1999                      435,000,000
      290,000,000   Bear, Stearns and Co.,
                    4.860%, dated 2/26/1999,

                    due 3/1/1999                      290,000,000
       90,000,000   Credit Suisse First
                    Boston, Inc., 4.770%,
                    dated 2/26/1999, due

                    3/1/1999                           90,000,000

      181,000,000 4 Credit Suisse First
                    Boston, Inc., 4.785%,
                    dated 2/4/1999, due

                    3/1/1999                          181,000,000

       12,700,000   Deutsche Bank Government
                    Securities, 4.760%,
                    dated 2/26/1999, due

                    3/1/1999                           12,700,000

      140,000,000   Donaldson, Lufkin and
                    Jenrette Securities
                    Corp., 4.750%, dated

                    2/26/1999, due 3/1/1999           140,000,000
      142,000,000 4 Greenwich Capital
                    Markets, Inc., 4.830%,
                    dated 2/23/1999, due

                    3/15/1999                         142,000,000
      240,000,000   Morgan Stanley Group,
                    Inc., 4.860%, dated

                    2/26/1999, due 3/1/1999           240,000,000
      355,000,000   Nationsbanc Montgomery
                    Securities, Inc.,
                    4.860%, dated 2/26/1999,

                    due 3/1/1999                      355,000,000
      315,000,000   Paribas Corp., 4.860%,
                    dated 2/26/1999, due

                    3/1/1999                          315,000,000
      250,000,000   Prudential Securities,
                    Inc., 4.850%, dated

                    2/26/1999, due 3/1/1999           250,000,000

PRINCIPAL

AMOUNT                                              VALUE

                    REPURCHASE AGREEMENTS-
                    continued 3

  $    90,000,000   Salomon Smith Barney,
                    4.760%, dated 2/26/1999,

                    due 3/1/1999                  $    90,000,000
      240,000,000   Salomon Smith Barney,
                    4.860%, dated 2/26/1999,

                    due 3/1/1999                      240,000,000
      130,000,000   Toronto Dominion
                    Securities (USA), Inc.,
                    4.750%, dated 2/26/1999,

                    due 3/1/1999                      130,000,000

                    TOTAL REPURCHASE

                    AGREEMENTS                      3,204,880,000
                    TOTAL INVESTMENTS (AT
                    AMORTIZED COST) 5             $ 7,625,446,122


1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,671,749,503) at February 28, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



FEBRUARY 28, 1999


ASSETS:
Investments in
repurchase agreements         $ 3,204,880,000
Investments in
securities                      4,420,566,122
Total investments in
securities, at amortized
cost and value                                    $ 7,625,446,122
Cash                                                    7,427,521
Income receivable                                      17,126,999
Receivable for shares
sold                                                   92,813,585
TOTAL ASSETS                                        7,742,814,227
LIABILITIES:

Payable for investments

purchased                          33,984,224
Payable for shares
redeemed                           26,497,776
Income distribution
payable                             5,205,285
Accrued expenses                    5,377,439
TOTAL LIABILITIES                                      71,064,724

Net Assets for
7,671,749,503 shares

outstanding                                       $ 7,671,749,503
NET ASSET VALUE,
OFFERING PRICE, AND
REDEMPTION PROCEEDS PER

SHARE:

$7,671,749,503 /

7,671,749,503 shares

outstanding                                                 $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED FEBRUARY 28, 1999


INVESTMENT INCOME:
Interest                                       $ 356,397,143
EXPENSES:

Investment advisory fee       $ 27,782,250
Administrative personnel
and services fee                 5,001,329
Custodian fees                     193,965
Transfer and dividend
disbursing agent fees
and expenses                     6,398,072
Directors'/Trustees'

fees                                50,848
Auditing fees                       18,192
Legal fees                          27,331
Portfolio accounting
fees                               465,735
Shareholder services fee        16,582,656
Share registration costs           915,573
Printing and postage               382,952
Insurance premiums                  32,056
Miscellaneous                       33,347
TOTAL EXPENSES                                    57,884,306
Net investment income                          $ 298,512,837



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED FEBRUARY 28           1999                    1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $     298,512,837       $     243,084,072
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (298,512,837)           (243,084,072)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            27,783,437,416          20,818,466,418
Net asset value of shares
issued to shareholders
in payment
of distributions declare
d                                    293,550,669             239,671,111
Cost of shares redeemed          (26,210,672,944)        (20,012,723,131)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       1,866,315,141           1,045,414,398
Change in net assets               1,866,315,141           1,045,414,398
NET ASSETS:

Beginning of period                5,805,434,362           4,760,019,964
End of period                  $   7,671,749,503       $   5,805,434,362



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


FEBRUARY 28, 1999


ORGANIZATION

Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1999, capital paid-in aggregated $7,671,749,503.

Transactions in shares were as follows:




YEAR ENDED FEBRUARY 28            1999               1998
Shares sold                 27,783,437,416      20,818,466,418
Shares issued to
shareholders in payment
of distributions
declared                       293,550,669         239,671,111
Shares redeemed            (26,210,672,944)    (20,012,723,131)
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS      1,866,315,141       1,045,414,398




INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Passport Research Ltd., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, and 0.425% on the next $500 million and 0.40% thereafter. The adviser will waive the amount that normal operating expenses of the Trust (including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.5% per year on the first $30 million of average daily net assets of the Trust, 2% per year on the next $70 million of average daily net assets of the Trust, and 1.5% per year on any additional assets.

ADVISER'S BACKGROUND

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is owned by Federated Investors, Inc. Edward D. Jones & Co. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC, served as transfer agent to the Trust from March 1, 1998 to November 29, 1998. Effective November 30, 1998, Edward D. Jones & Co., L.P. began performing transfer agent services for the Trust. The fee paid to both FSSC and Edward D. Jones & Co. L.P. is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

SUBSEQUENT EVENT

The general partner of the Adviser, formerly known as Federated Advisers, changed its name to Federated Investment Management Company effective March 31, 1999.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward D. Jones & Co. Daily Passport Cash Trust as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Edward
D. Jones & Co. Daily Passport Cash Trust at February 28, 1999, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]
Ernst & Young LLP

Boston, Massachusetts
April 19, 1999

Edward D. Jones & Co. Daily Passport Cash Trust

PROSPECTUS


JUNE 22, 1999



A Passport to Cash Management

A Statement of Additional Information (SAI) dated June 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Edward Jones

201 Progress Parkway
Maryland Heights, Missouri 63043

1-800-331-2451

Distributor

Edward Jones

Investment Company Act File No. 811-2993
Cusip 480023100

8032801A (6/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Edward D. Jones & Co. Daily Passport Cash Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward D. Jones & Co. Daily Passport Cash Trust (Fund), dated June 22, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.

JUNE 22, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Edward D. Jones & Co. Daily Passport Cash Trust
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

8032801B (6/99)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Redemption in Kind  4

Massachusetts Partnership Law  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Addresses  12

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. The Fund's investment adviser is Passport Research, Ltd.

(Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities described in the prospectus and repurchase agreements. The purpose of this policy is to minimize any credit risk associated with the Fund's investments. This policy may be changed at the discretion of the Board of Trustees (Board).

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS

A nationally recognized statistical rating organization's (NRSRO's) highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



FUNDAMENTAL INVESTMENT POLICIES

Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances; these instruments are not necessarily guaranteed by the FDIC or FSLIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.

The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.

Commercial paper investments will be limited to commercial paper rated A-1 or A-2 by Standard and Poor's, Prime 1 or Prime 2 by Moody's Investors Services, Inc. or F-1 or F-2 by Fitch/IBCA, Inc. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.



The Fund may also purchase U.S. Government obligations on a when-issued or delayed delivery basis. Although the money market instruments purchased by the Fund represent unconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN



The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.



BORROWING MONEY



The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.



INVESTING IN COMMODITIES OR REAL ESTATE



The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.



PLEDGING ASSETS



The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.



UNDERWRITING



The Fund will not engage in underwriting of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.



LENDING CASH OR SECURITIES



The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.



DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.



CONCENTRATION OF INVESTMENTS



The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.



However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

ISSUING SENIOR SECURITIES



The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

ACQUIRING SECURITIES



The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.



INVESTING IN RESTRICTED SECURITIES



The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



The Fund did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purpose of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company will either perform these services directly or will pay Edward D.

Jones & Co. to perform shareholder services.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of May 24, 1999, no shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Fund is comprised of one fund and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of May 24, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





NAME                                                                                                         TOTAL
BIRTH DATE                                                                                    AGGREGATE      COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                                  COMPENSATION   FROM FUND
POSITION WITH FUND                     FOR PAST FIVE YEARS                                    FROM FUND      AND FUND COMPLEX
JOHN F. DONAHUE*+#                     Chief Executive Officer and                                      $0   $0 for the Fund and
Birth Date: July 28, 1924              Director or Trustee of the                                            54 other investment
Federated Investors Tower              Federated Fund Complex;                                               companies in the
1001 Liberty Avenue                    Chairman and Director,                                                Fund Complex
Pittsburgh, PA                         Federated Investors, Inc.;
CHAIRMAN AND TRUSTEE                   Chairman and Trustee,

                                       Federated Investment Management Company;
                                       Chairman and Director, Federated
                                       Investment Counseling, and Federated
                                       Global Investment Management Corp.;
                                       Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY                       Director or Trustee of the Federated Fund Complex;        $4,921.04   $113,860.22 for the
Birth Date: February 3, 1934           Director, Member of Executive Committee, Children's                   Fund and 54 other
15 Old Timber Trail                    Hospital of Pittsburgh; Director, Robroy Industries,                  investment companies
Pittsburgh, PA                         Inc. (coated steel conduits/computer storage                          in the Fund Complex
TRUSTEE                                equipment); formerly: Senior Partner, Ernst & Young
                                       LLP; Director, MED 3000 Group, Inc. (physician
                                       practice management); Director, Member of Executive
                                       Committee, University of Pittsburgh.

JOHN T. CONROY, JR.                    Director or Trustee of the Federated Fund Complex;        $5,413.93   $125,264.48 for the
Birth Date: June 23, 1937              President, Investment Properties Corporation; Senior                  Fund and 54 other
Wood Commercial Dept.                  Vice President, John R. Wood and Associates, Inc.,                    investment companies
John R. Wood Associates, Inc. Realtors Realtors; Partner or Trustee in private real estate                   in the Fund Complex
3255 Tamiami Trail North               ventures in Southwest Florida; formerly: President,
Naples, FL                             Naples Property Management, Inc. and Northgate
TRUSTEE                                Village Development Corporation.

NICHOLAS CONSTANTAKIS                  Director or Trustee of the Federated Fund Complex;               $0   $47,958.02 for the
Birth Date: September 3, 1939          formerly: Partner, Andersen Worldwide SC.                             Fund and 39 other
175 Woodshire Drive                                                                                          investment companies
Pittsburgh, PA                                                                                               in the Fund Complex
TRUSTEE
JOHN F. CUNNINGHAM++                   Director or Trustee of some of the Federated Fund                $0   $0 for the Fund and
Birth Date: March 5, 1943              Complex; Chairman, President and Chief Executive                      43 other investment
353 El Brillo Way                      Officer, Cunningham & Co., Inc. (strategic business                   companies in the
Palm Beach, FL                         consulting); Trustee Associate, Boston College;                       Fund Complex
TRUSTEE                                Director, EMC Corporation (computer storage
                                       systems); formerly: Director,
                                       Redgate Communications.

                                       Previous Positions: Chairman of the Board and Chief
                                       Executive Officer, Computer Consoles, Inc.; President
                                       and Chief Operating Officer, Wang Laboratories;
                                       Director, First National Bank of Boston; Director,

                                       Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*               Director or Trustee of the Federated Fund Complex;        $4,921.04   $113,860.22 for the
Birth Date: October 11, 1932           Professor of Medicine, University of Pittsburgh;                      Fund and 54 other
3471 Fifth Avenue                      Medical Director, University of Pittsburgh Medical                    investment companies
Suite 1111                             Center - Downtown; Hematologist, Oncologist, and                      in the Fund Complex
Pittsburgh, PA                         Internist, University of Pittsburgh Medical Center;
TRUSTEE                                Member, National Board of Trustees, Leukemia
                                       Society of America.

PETER E. MADDEN                        Director or Trustee of the Federated Fund Complex;        $5,050.65   $113,860.22 for the
Birth Date: March 16, 1942             formerly: Representative, Commonwealth of                             Fund and 54 other
One Royal Palm Way                     Massachusetts General Court; President, State Street                  investment companies
100 Royal Palm Way                     Bank and Fund Company and State                                       in the Fund Complex
Palm Beach, FL                         Street Corporation.

TRUSTEE                                Previous Positions: Director, VISA USA and VISA
                                       International; Chairman and Director, Massachusetts
                                       Bankers Association; Director, Depository Fund
                                       Corporation; Director, The Boston Stock Exchange.


NAME                                                                                                         TOTAL
BIRTH DATE                                                                                    AGGREGATE      COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                                  COMPENSATION   FROM FUND
POSITION WITH FUND                     FOR PAST FIVE YEARS                                    FROM FUND      AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++            Director or Trustee of some of                                   $0   $0 for the Fund and
Birth Date: April 10, 1945             the Federated Fund Complex;                                           43 other investment
80 South Road                          Management Consultant.                                                companies in the
Westhampton Beach, NY                  Previous Positions: Chief                                             Fund Complex
TRUSTEE                                Executive Officer, PBTC
                                       International Bank; Partner,
                                       Arthur Young & Company (now
                                       Ernst & Young LLP); Chief
                                       Financial Officer of Retail
                                       Banking Sector, Chase
                                       Manhattan Bank; Senior Vice
                                       President, Marine Midland
                                       Bank; Vice President,
                                       Citibank; Assistant Professor
                                       of Banking and Finance, Frank
                                       G. Zarb School of Business,
                                       Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#     Director or Trustee of the Federated Fund Complex;        $5,050.65   $113,860.22 for the
Birth Date: December 20, 1932          President, Law Professor, Duquesne University;                        Fund and 54 other
President, Duquesne University         Consulting Partner, Mollica & Murray; Director,                       investment companies
Pittsburgh, PA                         Michael Baker Corp. (engineering, construction,                       in the Fund Complex

TRUSTEE                                operations, and technical services).
                                       Previous Positions: Dean and Professor of Law,
                                       University of Pittsburgh School of Law; Dean and
                                       Professor of Law, Villanova University School of Law.

MARJORIE P. SMUTS                      Director or Trustee of the Federated Fund Complex;        $4,921.04   $113,860.22 for the
Birth Date: June 21, 1935              Public Relations/Marketing/Conference Planning.                       Fund and 54 other
4905 Bayard Street                     Previous Positions: National Spokesperson, Aluminum                   investment companies
Pittsburgh, PA                         Company of America; television producer; business                     in the Fund Complex
TRUSTEE                                owner.

JOHN S. WALSH++                        Director or Trustee of some of the Federated Fund                $0   $0 for the Fund and
Birth Date: November 28, 1957          Complex; President and Director, Heat Wagon, Inc.                     40 other investment
2007 Sherwood Drive                    (manufacturer of construction temporary heaters);                     companies in the
Valparaiso, IN                         President and Director, Manufacturers Products, Inc.                  Fund Complex
TRUSTEE                                (distributor of portable construction heaters);
                                       President, Portable Heater Parts, a division of
                                       Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                       Inc. (heavy highway contractor); formerly: Vice
                                       President, Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+*               President or Executive Vice President of the Federated           $0   $0 for the Fund and
Birth Date: April 11, 1949             Fund Complex; Director or Trustee of some of the                      22 other investment
Federated Investors Tower              Funds in the Federated Fund Complex; President and                    companies in the
1001 Liberty Avenue                    Director, Federated Investors, Inc.; President and                    Fund Complex
Pittsburgh, PA                         Trustee, Federated Investment Management
EXECUTIVE VICE PRESIDENT AND TRUSTEE   Company; President and Director, Federated
                                       Investment Counseling and Federated Global
                                       Investment Management Corp.; President, Passport
                                       Research, Ltd.; Trustee, Federated Shareholder
                                       Services Company; Director, Federated Services

                                       Company.

EDWARD C. GONZALES                     Trustee or Director of some of the Funds in the                  $0   $0 for the Fund and
Birth Date: October 22, 1930           Federated Fund Complex; President, Executive Vice                     1 other investment
Federated Investors Tower              President and Treasurer of some of the Funds in the                   company in the
1001 Liberty Avenue                    Federated Fund Complex; Vice Chairman, Federated                      Fund Complex
Pittsburgh, PA                         Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT               Management Company and Federated Investment
                                       Counseling, Federated Global Investment
                                       Management Corp. and Passport Research, Ltd.;
                                       Executive Vice President and Director, Federated
                                       Securities Corp.; Trustee, Federated Shareholder

                                       Services Company.

JOHN W. MCGONIGLE                      Executive Vice President and Secretary of the                    $0   $0 for the Fund and
Birth Date: October 26, 1938           Federated Fund Complex; Executive Vice President,                     54 other investment
Federated Investors Tower              Secretary, and Director, Federated Investors, Inc.;                   companies in the
1001 Liberty Avenue                    Trustee, Federated Investment Management                              Fund Complex
Pittsburgh, PA                         Company; Director, Federated Investment Counseling
EXECUTIVE                              VICE PRESIDENT AND SECRETARY and
                                       Federated Global Investment Management
                                       Corp.; Director, Federated Services
                                       Company; Director, Federated Securities
                                       Corp.

RICHARD J. THOMAS                      Treasurer of the Federated Fund Complex; Vice                    $0   $0 for the Fund and
Birth Date: June 17, 1954              President - Funds Financial Services Division,                        54 other investment
Federated Investors Tower              Federated Investors, Inc.; formerly: various                          companies in the
1001 Liberty Avenue                    management positions within Funds Financial Services                  Fund Complex
Pittsburgh, PA                         Division of Federated Investors, Inc.

TREASURER

RICHARD B. FISHER                      President or Vice President of some of the Funds in              $0   $0 for the Fund and
Birth Date: May 17, 1923               the Federated Fund Complex; Director or Trustee of                    6 other investment
Federated Investors Tower              some of the Funds in the Federated Fund Complex;                      companies in the
1001 Liberty Avenue                    Executive Vice President, Federated Investors, Inc.;                  Fund Complex
Pittsburgh, PA                         Chairman and Director, Federated Securities Corp.

PRESIDENT


NAME                                                                                                         TOTAL
BIRTH DATE                                                                                    AGGREGATE      COMPENSATION
ADDRESS                                PRINCIPAL OCCUPATIONS                                  COMPENSATION   FROM FUND
POSITION WITH FUND                     FOR PAST FIVE YEARS                                    FROM FUND      AND FUND COMPLEX
WILLIAM D. DAWSON, III                 Chief Investment Officer of                                      $0   $0 for the Fund and
Birth Date: March 3, 1949              this Fund and various other                                           41 other investment
Federated Investors Tower              Funds in the Federated Fund                                           companies in the
1001 Liberty Avenue                    Complex; Executive Vice                                               Fund Complex
Pittsburgh, PA                         President, Federated
CHIEF INVESTMENT OFFICER               Investment Counseling,
                                       Federated Global Investment
                                       Management Corp., Federated
                                       Investment Management Company
                                       and Passport Research, Ltd.;
                                       Registered Representative,
                                       Federated Securities Corp.;
                                       Portfolio Manager, Federated
                                       Administrative Services; Vice
                                       President, Federated
                                       Investors, Inc.; formerly:
                                       Executive Vice President and
                                       Senior Vice President,
                                       Federated Investment
                                       Counseling Institutional
                                       Portfolio Management Services
                                       Division; Senior Vice
                                       President, Federated
                                       Investment Management Company
                                       and Passport Research, Ltd.
SUSAN R. HILL                          Susan R. Hill is Vice President of the Fund. Ms. Hill            $0   $0 for the Fund and
Birth Date: June 20, 1963              joined Federated in 1990 and has been a Portfolio                     9 other investment
Federated Investors Tower              Manager since 1993 and a Vice President of the                        companies in the
1001 Liberty Avenue                    Fund's Adviser since 1997. Ms. Hill was a Portfolio                   Fund Complex
Pittsburgh, PA                         Manager and an Assistant Vice President of the
VICE PRESIDENT                         Adviser from 1994 until 1997. Ms. Hill is a Chartered
                                       Financial Analyst and received an M.S. in Industrial
                                       Administration from Carnegie Mellon University.




+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees on April 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Investment Management Co. (formerly, Federated Advisers), a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


                     AVERAGE AGGREGATE DAILY

MAXIMUM              NET ASSETS OF THE FEDERATED
ADMINISTRATIVE FEE   FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


In addition, the Fund's Distributor provides administrative personnel and services to Federated Services Company for which it receives a fee equal to approximately 0.039% of average daily net assets of the Fund.

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Edward D. Jones & Co., L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



Ernst & Young LLP is the independent auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED FEBRUARY 28      1999          1998          1997
Advisory Fee Earned              $27,782,250   $21,839,967   $18,178,478
Advisory Fee Reduction                     0             0             0
Brokerage Commissions                      0             0             0
Administrative Fee                 5,001,329     3,884,997     3,198,194
12b-1 Fee                               None             -             -
Shareholder Services Fee          16,582,656             -             -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-, five- and ten-year periods ended February 28, 1999.

Yield and Effective Yield given for the 7-day period ended February 28, 1999.


                  7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return      NA             4.63%    4.58%     4.89%
Yield             4.08%          NA       NA        NA
Effective Yield   4.17%          NA       NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING



Other institutional clients include more than 1,600 banks and Fund organizations. Virtually all of the Fund divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to Fund clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

PRINCIPAL DISTRIBUTOR



Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights, Missouri 63043



DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights, MO 63043

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.      OTHER INFORMATION.

Item 23. EXHIBITS:

                  (a)  Conformed copy of the Declaration of Trust, as amended;
                          (15)

                       (b) (i) Copy of By-Laws of the Registrant as amended and
                        restated; (15) (ii)Copy of Amendment No. 3 to the By-Laws; (17)

                             (iii) Copy of Amendment No. 4 to the By-Laws; (18)
                        (iv) Copy of Amendment No. 5 to the By-Laws; (18)
                        (v) Copy of Amendment No. 6 to the By-Laws; (18)
                        (vi) Copy of Amendment No. 7 to the By-Laws; (18)

                       (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (15) (d) Conformed copy of the Investment Advisory Contract of the Registrant; (11)

                      (e)    (i) Conformed copy of Distributor's Contract; (11)
                             (ii) Copy of the Selling Group Agreement; (15)

                       (f)   Not applicable;

                       (g) (i) Conformed copy of the revised Custodian Agreement of the Registrant; (15) (ii) Conformed copy of Domestic Custody Fee

                               Schedule; (17)

            (h)   (i)............Conformed copy of Agreement for Fund Accounting
                                 Services, Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement; (17)

                     (ii)...........Conformed copy of Amended and Restated
                                    Shareholder Services Agreement; (17)

                     (iii)..........Conformed copy of Shareholder Services Sub-
                                    Contract; (15)
                       (i) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being registered; (15)


+       All exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed April 28, 1998. (File Nos. 2-66437 and 811-2993)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed February 26, 1999. (File Nos. 2-66437 and 811-2993)

                  (j) Conformed copy of Consent of Independent Auditors; + (k)
                      Not applicable; (l) Conformed copy of Initial Capital Understanding; (15) (m) Not applicable;

                      (n) Copy of Financial Data Schedule; (not included per footnote 60 of Release No. 33-7684) (o) Not applicable;
                      (p) Conformed copy of Power of Attorney; (19)

                             (i) Conformed copy of Power of Attorney of the
                            Chief Investment Officer of the

                                 Registrant; (18)

                             (ii)Conformed copy of Power of Attorney of the
                                 Treasurer of the Registrant; (18)

                             (iii) Conformed copy of Power of Attorney of
                            Trustee John F. Cunningham; (19)

                           (iv) Conformed copy of Power of Attorney of
                            Trustee Charles F. Mansfield, Jr.; (19)

                           (v) Conformed copy of Power of Attorney of
                            Trustee John S. Walsh. (19)

Item 24.       Persons Controlled by or Under Common Control with Registrant:

               None

Item 25.       INDEMNIFICATION: (11)

-----------------------------
+       All exhibits have been filed electronically.

11. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed February 26, 1999. (File Nos. 2-66437 and 811-2993)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed April 29, 1999. (File Nos. 2-66437 and 811-2993)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "WHO MANAGES THE FUND?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "WHO MANAGES AND PROVIDES SERVICES TO THE FUND?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine M. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       Principal Underwriters:

                     (a)  None

               (b) Edward D. Jones & Co., L.P. is a limited partnership. The general partner is EDJ Holding Company, Inc., and the sole limited partner is The Jones Financial Companies, a Limited Partnership. Listed below are the names of the general principals of The Jones Financial Companies, a Limited Partnership. The address for each of the foregoing general principals is: 201 Progress Parkway, Maryland Heights, Missouri 63043. None of the general principals hold offices or positions with the Registrant.

             Allan J. Anderson                     United Kingdom
             Charles E. Armstrong Jr.           Investment Representative (IR)
             Jandy R. Arnold                 Insurance/Annuity Operations
             John W. Bachmann                      Managing Principal
             Robert Baldridge                      Information Systems - Home

                                                    Office Services

             James D. Bashor                       IR -Regional Leader
             Kevin D. Bastien                Accounting
             Armin C. Baumgartel                   IR - Regional Leader
             Robert J. Beck                        Municipal Bonds
             Roger W. Bennett                      IR - Regional Leader
             Thomas L. Bertsch                     IR - Regional Leader
             John D. Beuerlein                     IR Development
             Howard W. Bokhoven                    IR - Regional Leader
             John S. Borota                        Sales Recruiting
             Kenneth Paul Box                      IR - Regional Leader
             Robb R. Boyd                          IR - Regional Leader
             Harold Britton                        IR - Regional Leader
             William H. Broderick III              On-Line Marketing
             John Seymour Brown                    IR - Regional Leader
             Morton L. Brown                       Managed Asset Services
             Daniel A. Burkhardt                   Investment Banking
             Donald James Burwell                  Canadian Compliance
             Jack L. Cahill                        IR Training
             Brett A. Campbell                     New IR Marketing
             William F. Campbell                   IR - Regional Leader
             John J. Caruso                        Information Systems
                                              Architecture

             Guy R. Cascella                       IR Development
             Pamela K. Cavness                     Compliance
             James Wiley Charles, III              IR - Regional Leader
             Richard A. Christensen Jr.            Mutual Fund Operations
             Robert J. Ciapciak                    Managing Principal Support
             Stephan P. Clement                    Video
             Cheryl J. Cook-Schneider              Compliance
             Loyola A. Cronin                      Branch Staff Training
             Gary J. Coon                          IR - Regional Leader
             Richard A. Coon                       IR - Regional Leader
             Terry E. Crow                         Trust Company
             Michael W. Cummins                    IR - Regional Leader
             Paul J. Curran                        IR - Regional Leader
             Paul R. Daniels                       IR - Regional Leader
             Douglas E. Davis                      IR - Regional Leader
             John M. Delavan                       IR - Regional Leader
             John P. Dille                         IR - Regional Leader
             James E. Docksey                      IR - Regional Leader
             Cynthia A. Doria                      Legal
             Gregory B. Dosmann                    IR Development
             Brian T. Duffy                        IR - Regional Leader
             William T. Dwyer                      IR - Regional Leader
             Abe W. Dye                            IR - Regional Leader
             Norman L. Eaker                       Operations Division
             James K. Eberle                       IR - Regional Leader
             Michael J. Esser                      Government Relations
             Scott A. Ferguson                     IR - Regional Leader
             Ann M. Ficken                         Internal Audit
             Kevin N. Flatt                        Fixed Income
             Laurens Wilson Floyd Jr.              IR - Regional Leader
             John David Fraser                     IR - Regional Leader
             Steven J. Fraser                      Securities Processing
             Bradley Lewis Frick                   Travel
             Chris A. Gilkison                     Branch Locations
             Barbara G. Gilman                     Sales Hiring
             Steven L. Goldberg                    Central Services
             Ronald L. Gorgen                      Field Services
             Robert L. Gregory                     New IR Support
             Kevin C. Haarberg                     IR - Regional Leader
             Stuart E. Hamilton                    IR - Regional Leader
             Paul J. Hansell                       IR - Regional Leader
             David L. Hayes                        IR - Regional Leader
             Randy K. Haynes                       Branch Services
             Peter R. Heisler                      IR - Regional Leader
             Clifton L. Helbert                    IR - Regional Leader
             Mary Beth Heying                      Communications
             Douglas E. Hill                       Chief Operating Officer
             David V. Hirsch                       IR - Regional Leader
             Thomas W. Hizar Jr.                   Investment Banking
             William H. Hochstetler                IR - Regional Leader
             Alan J. Holmes                        IR - Regional Leader
             Michael R. Holmes Sr.                 Human Resources
             Ruben Wert Hope, III                  IR - Regional Leader
             Don R. Howard                         IR - Regional Leader
             Earl H. Hull Jr.                      IR - Regional Leader
             Glennon D. Hunn                       Information Systems Controls
             Thomas G. Iorio                       IR - Regional Leader
             John E. Johnson                       Information Systems
                                              Architecture

             James J. Johnston                     IR - Regional Leader
             Myles P. Kelly                        Accounting
             Timothy Michael Kelly                 Compliance
             Barb Kimbrough                        Information Systems - HR
             Kenneth G. King                       Market Research
             Timothy J. Kirley                     United Kingdom
             Thomas M. Kliethermes                 IR - Regional Leader
             Todd D. Knickerbocker                 IR - Regional Leader
             Timothy J. Koehl                      Canada
             James A. Krekeler                     Investment Banking
             Frederick H. Kruse                    Boone National
             David L. Lane                         IR - Regional Leader
             Philip L. Langstraat                  IR - Regional Leader
             Mark A. Leverenz                      Securities Processing
             Michele M. Liebman                    Information Systems Support
             Rhonda L. Liesenfeld                  Government Bonds
             Richie L. Malone                      Chief Information Officer
             J. Kevin Mangum                       IR - Regional Leader
             Timothy J. McCoy                      Customer Retention Marketing
             Thomas L. Migneron                    Income Distribution and
                                              Settlement Operations

             Richard G. Miller Jr.                 IR - Regional Leader
             Larry Roger Million                   IR - Regional Leader
             Thomas W. Miltenberger                Mutual Funds Marketing
             Merry L. Mosbacher                    Insurance Marketing
             Steven Novik                          Chief Financial Officer
             Robert K. Nyberg                      IR - Regional Leader
             Barbara H. Ostby                      IR - Regional Leader
             David G. Otto                         Research Marketing
             Jeffrey Joseph Panchot                IR - Regional Leader
             Curtis A. Paul                        IR - Regional Leader
             Van M. Pearcy                         IR - Regional Leader
             James H. Phillips                     IR - Regional Leader
             Darryl L. Pope                        Service Division
             David F. Powers                       Research Marketing
             Leonard A. Price                      IR - Regional Leader
             Colleen A. Raley                      Advertising
             Ray W. Raley, Jr.                     Equities
             Gary D. Reamey                        International Expansion
             Trevor D. Reese Jr.                   IR - Regional Leader
             James L. Regnier                      Branch Training
             Ray L. Robbins Jr.                    Research
             Wann Van Robinson III                 IR - Regional Leader
             Charles N. Rogers                     IR Development
             Douglas L. Rosen                      IR - Regional Leader
             Timothy W. Rupp                       IR - Regional Leader
             Harry J. Sauer III                Customer Loan & Banking Services
             Ronald James Scariano                 IR - Regional Leader
             Arthur Schlappi                       IR - Regional Leader
             Thomas D. Schlosser                   IR - Regional Leader
             Philip R. Schwab                      Syndicate
             Festus W. Shaughnessy III             Sales Hiring
             Robert D. Shillingstad                IR - Regional Leader
             Connie H. Silverstein                 Banking Services
             David Benson Skinner                  IR - Regional Leader
             Alan F. Skrainka                      Research Marketing
             John S. Sloop                         Market Development
             Randall L. Smith                      IR - Regional Leader
             Ronald H. Smith                       IR - Regional Leader
             Lawrence R. Sobol                     Chief Legal Counsel
             Leo Staudacher                        IR - Regional Leader
             George (Eric) Steinhouse              Marketing
             Roberta L. Suchocki                   Sales Training
             Lawrence E. Thomas                    IR Development
             Daniel J. Timm                        New IR Training
             Terry R. Tucker                       Information Systems
                                              Operational Support

             Richard G. Unnerstall                 Information Systems User
                                              Interfaces

             Susan S. Venn                         Financial Reporting
             Vincent A. Vento, Jr.                 Research
             Robert L. Virgil Jr.                  Managing Principal Support
             Jo Ann Von Bergen                     Cash Operations
             David Patrick Ward                    IR - Regional Leader
             Leroy John Warner                     IR - Regional Leader
             Donald E. Walter                      Field Supervision
             James D. Weddle                       Branch Development
             Thomas J. Westphal                    Customer Information
             Heidi S. Whitfield-Sowatsky           Product Review
             Mary Lindsey Wilkins                  Retirement Plan Marketing
             Robert D. Williams                    IR -Regional Leader
             Price P. Woodward                     Customer Segments
             Alan T. Wright                        Investment Banking
             Bradley A. Ytterberg                  Customer Segments
             Judith A. Zeilmann                    Human Resources

              (c) Not applicable

Item 28.       Location of Accounts and Records:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Edward D. Jones & Co. Daily                 Federated Investors Funds
         Passport Cash Trust                         5800 Corporate Drive
                                                     Pittsburgh, Pennsylvania
                                                     15237-7000

         State Street Bank and Trust                 P.O. Box 8600
         Company ("Custodian")                       Boston, Massachusetts
                                                     02266-8600

         Federated Shareholder Services Company

         ("Transfer Agent and                        Federated Investors Tower
         Dividend Disbursing Agent")                 1001 Liberty Avenue
                                                     Pittsburgh, Pennsylvania
                                                     15222-3779

        Federated Services Company                   Federated Investors Tower
         ("Administrator")                           1001 Liberty Avenue

                                            Pittsburgh, Pennsylvania
                                                     15222-3779

         Passport Research, Ltd.                     Federated Investors Tower
         ("Adviser")                                 1001 Liberty Avenue

                                            Pittsburgh, Pennsylvania
                                                     15222-3779

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of June, 1999.

                 EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

                      BY: /s/ Leslie K. Ross
                      Leslie K. Ross, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      June 22, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                    DATE

By:  /s/ Leslie K. Ross

     Leslie K. Ross                      Attorney In Fact       June 22, 1999
     ASSISTANT SECRETARY                 For the Persons
                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Richard B. Fisher*                       President

J. Christopher Donahue*                  Executive Vice President and
                                         Trustee

Richard J. Thomas*                       Treasurer
                                  (Principal Financial and

                                   Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney